Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of our Company. The following table shows the total compensation for our Named Executive Officers for the past three fiscal years as set forth in the Summary Compensation Table, the “compensation actually paid,” or “CAP”, to our CEO (also referred to as the principal executive officer or “PEO”) and, on an average basis, our non-PEO Named Executive Officers (in each case, as determined under SEC rules), our Total Unitholder Return (“TSR”), and the TSR of our industry peer group over the same period, and our net income.(1)

							Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO		Compensation Actually Paid to PEO		Average Summary Compensation Table Total for Non-PEO Named Executive Officers	Average Compensation Actually Paid to Non-PEO Named Executive Officers	Total Unitholder Return	Peer Group Total Unitholder Return	Net Income
(a)	(b)(3)	(c)(4)	(d)	(e)(5)	(f)(2)	(g)(5)	(h)	(i)	(j)
2022	$115,200	$927,277	$115,200	$927,277	$853,172	$853,172	$340	$173	$130,607,000
2021	$115,200	-	$115,200	-	$603,680	603,680	$197	$110	$70,174,000
2020	$115,200	-	$115,200	-	$237,000	237,000	$100	$60	$21,867,000

Because we do not use any financial or non-financial performance measures to link executive compensation actually paid to company performance, we have not included a tabular list of the most important performance measures in accordance with Item 402(v)(6) of Regulation S-K.

Narrative Disclosure to Pay vs. Performance Table.

(1)

We do not use any financial performance measures to link executive compensation actually paid to company performance.  Accordingly, we have not included a Company-Selected Measure in the pay versus performance tabular disclosure below.

(2)	Non-PEO Named Executive Officers total in columns (f) and (g) include the total compensation for Leslie Moriyama and Casey McManemin for 2022 and Leslie Moriyama and Bradley Ehrman for 2021 and 2020.
(3)

The dollar amounts reported in column (b) are the amounts of total compensation reported for William Casey McManemin who served as Chief Executive Officer of the Partnership until his resignation from such position, effective October 1, 2022.

(4)

The dollar amounts reported in column (c) are the amounts of total compensation reported for Bradley J. Ehrman who has served as the Chief Executive Officer of the Partnership since his appointment to such position, effective October 1, 2022.

(5)

The dollar amounts reported represent the amount of CAP to the applicable Named Executive Officer, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, no adjustments were made to total compensation, as reported in the Summary Compensation Table, for each year to determine the compensation actually paid because our Named Executive Officers were either granted common units that were fully vested as of the date of grant or, in the case of Mr. McManemin, did not receive any stock awards.

(6)

Because we do not use any financial or non-financial performance measures to link executive compensation actually paid to company performance, we have not included a tabular list of the most important performance measures in accordance with Item 402(v)(6) of Regulation S-K.

PEO Total Compensation Amount	$ 927,277	$ 115,200	$ 115,200
PEO Actually Paid Compensation Amount	$ 927,277	115,200	115,200
Adjustment To PEO Compensation, Footnote
Year	Executive(s)	Summary Compensation Table Total($)	Subtract Stock Awards($)	Add Year-End Fair Value of Equity Awards Granted in the Year that are Outstanding and Unvested ($)	Add Amount Equal to Fair Value as of the Vesting Date for Awards Granted and Vested in Covered Fiscal Year ($)	Add Amount Equal to Change as of the End of Fiscal Year from End of Prior Fiscal Year in Fair Value of Awards Granted in any Prior Fiscal Year that are Outstanding and Unvested Equity Awards($)	Add Amount Equal to Change as of the Vesting Date from the End of Prior Fiscal Year in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year($)	Subtract Fair Value as of the End of the Prior Year of any Equity Awards Granted in a Prior Year that Failed to Meet Vesting Conditions in the Year($)	Total Equity Award Adjustments($)	CAP($)
2022	PEO	115,200	N/A	N/A	N/A	N/A	N/A	N/A	N/A	115,200
	PEO	927,277	400,010	N/A	400,010	N/A	N/A	N/A	0	927,277
	Non-PEO NEOs	853,172	350,005	N/A	350,005	N/A	N/A	N/A	0	853,172
2021	PEO	115,200	N/A	N/A	N/A	N/A	N/A	N/A	N/A	115,200
	Non-PEO NEOs	603,680	396,360	N/A	396,360	N/A	N/A	—	0	603,680
2020	PEO	115,200	N/A	N/A	N/A	N/A	N/A	N/A	N/A	115,200
	Non-PEO NEOs	237,000	N/A	N/A	N/A	N/A	N/A	N/A	0	237,000

Non-PEO NEO Average Total Compensation Amount	$ 853,172	603,680	237,000
Non-PEO NEO Average Compensation Actually Paid Amount	$ 853,172	603,680	237,000
Compensation Actually Paid vs. Total Shareholder Return

CAP AND TOTAL UNITHOLDER RETURN

The following graph illustrates the relationship between the CAP to our PEO and the average CAP to our non-PEO NEO’s and both (1) the Partnership’s cumulative total unitholder return on our common units and (ii) the Partnership’s cumulative return of an industry peer group selected by us. The industry peer group we selected is comprised of the following companies: Black Stone Minerals, L.P., Viper Energy Partners, L.P., and Kimbell Royalty Partners, L.P. Cumulative total returns presented below assume a $100 investment on December 31, 2019. Distributions or dividends reinvested has been assumed on the last trading day of each quarter. (6)

Compensation Actually Paid vs. Net Income

CAP VERSUS NET INCOME 2020-2022

The following graph illustrates the relationship between the CAP to our PEO and the average CAP to our non-PEO NEO’s and the net income of the Partnership for each year presented below.

Total Shareholder Return Amount	$ 340	197	100
Peer Group Total Shareholder Return Amount	173	110	60
Net Income (Loss)	130,607,000	70,174,000	21,867,000
PEO Subtract Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	400,010
PEO Add Amount Equal to Fair Value as of the Vesting Date for Awards Granted and Vested in Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	400,010
PEO Total Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
NEO Subtract Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	350,005	396,360
NEO Add Amount Equal to Fair Value as of the Vesting Date for Awards Granted and Vested in Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	350,005	396,360
NEO Total Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
NEO Subtract Fair Value as of the End of the Prior Year of any Equity Awards Granted in a Prior Year that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Former PEO [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	115,200	115,200	115,200
PEO Actually Paid Compensation Amount	$ 115,200	$ 115,200	$ 115,200
William Casey McManemin [Member]
Pay vs Performance Disclosure
PEO Name	William Casey McManemin
Bradley J. Ehrman [Member]
Pay vs Performance Disclosure
PEO Name	Bradley J. Ehrman